                          SOGEN OVERSEAS VARIABLE FUND
                           -------------------------



                                      LOGO




                           -------------------------
                                 Annual Report
                               December 31, 1997

                          SoGen Overseas Variable Fund

                             THE PRESIDENT'S LETTER

Dear Shareholder:

  From February 3, 1997 (commencement of operations) through December 31, 1997, the net asset value of your Fund declined 2.30%.

  As of December 31, 1997 your Fund's net assets, on an economic basis, were invested as follows:

             Foreign stocks(/1/)      70.0%
             U.S. dollar bonds         2.1
             Foreign currency bonds    3.7
             Cash and equivalents     24.2
                                     -----
                                     100.0%
                                     =====

--------
(/1/) Includes convertible bonds with moderate premia.

  About 42% of the foreign stock portfolio was invested in developed countries in continental Europe and 25% in Japan. Other relatively large investments were in Latin America (7%), New Zealand (7%), Hong Kong (5%) and Canada (5%).

  The year 1997 was disappointing: smaller foreign stocks did poorly in general, both in absolute terms and by comparison with large stocks. Although the Fund owns a few sizable companies, such as Canadian Pacific and Fuji Photo, our permanent focus tends to be on smaller securities.

  The cash position will be reduced if and as we find specific securities that appear to provide long-term value.

                                          Sincerely yours,

                                          /s/Jean-Marie Eveillard

                                          Jean-Marie Eveillard
                                          President

January 30, 1998

                          SoGen Overseas Variable Fund

                              INVESTMENT RESULTS

            Comparisons of Change in Value of a $10,000 Investment
             in SoGen Overseas Variable Fund and Various Indices
             ---------------------------------------------------

                                  LINE GRAPH

          SoGen Overseas Variable Fund    MSCI EAFE Index Consumer Price Index


Jan 31, 97      10000                           10000             10000
Feb 28, 97      9990                            10164             10025
Mar 31, 97      10010                           10200             10031
Apr 30, 97      9950                            10255             10038
May 31, 97      10410                           10922             10044
Jun 30, 97      10760                           11524             10056
Jul 31, 97      10790                           11711             10075
Aug 31, 97      10440                           10836             10094
Sep 30, 97      10590                           11443             10119
Oct 31, 97      10050                           10564             10138
Nov 30, 97      9880                            10456             10151
Dec 31, 97      9770                            10547             10157


Rate of return from February 3, 1997 (commencement of operations) through December 31, 1997: (2.30%)

Performance is historical and is not indicative of future results. The MSCI EAFE Index return assumes reinvestment of dividends. Unlike Fund returns, the indices do not reflect any fees or expenses.

                          SoGen Overseas Variable Fund

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  From commencement of operations on February 3, 1997 through December 31, 1997, the Fund generated disappointing returns in a year characterized by major financial and economic turmoil in Asia and highly volatile world markets.

  European holdings rose along with local markets; however, the portfolio is overweighed in smaller capitalization stocks which lagged major indices. In Asia, stocks fell sharply in the wake of the severe crisis that developed in Southeast Asia over the summer. Japanese equities were poor performers, particularly in the case of smaller capitalization stocks. Although sharp price declines occurred in the Southeast Asian markets, the Fund's direct exposure to such markets was limited. Despite partial foreign exchange hedges, the stronger dollar further compounded the negative impact of lower stock prices on the Fund's net assets. Finally, holdings in other emerging markets were negatively affected by the consequences of the crisis. Throughout the period, the portfolio maintained a defensive posture with net large cash holdings and assets diversified across many different countries.

                              SUMMARY OF FUND DATA

  The table below covers the period from February 3, 1997 (commencement of operations) to December 31, 1997.

                                                                                 NET ASSET
                                                                                 VALUE OF
                                                                                INVESTMENT
                                                                  INVESTMENT  WITH DIVIDENDS
                     NUMBER               NET ASSET CAPITAL GAINS   INCOME   AND DISTRIBUTIONS
                    OF SHARES  TOTAL NET    VALUE   DISTRIBUTIONS DIVIDENDS     REINVESTED
                   OUTSTANDING   ASSETS   PER SHARE   PER SHARE   PER SHARE    (CUMULATIVE)*
                   ----------- ---------- --------- ------------- ---------- ----------------- ---
February 3, 1997      10,000   $  100,000  $10.00         --          --          $10.00
 (commencement of
 operations)
December 31, 1997    142,378   $1,390,537  $ 9.77         --          --          $ 9.77

----------------
 * The calculation is based on an assumed investment in one share.

                          SoGen Overseas Variable Fund

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997

  NUMBER                                                     COST      VALUE
 OF SHARES                                                 (NOTE 1)   (NOTE 1)
 ---------                                                 --------   --------

           COMMON AND PREFERRED STOCKS
           UNITED KINGDOM (4.82%)
    6,000  Royal Doulton plc (8).......................   $   23,489 $   21,158
   12,000  Lonrho plc (15).............................       25,867     18,433
    3,000  Antofagasta Holdings plc (15)...............       19,761     16,352
    1,000  Scottish Media Group plc (11)...............       11,625     11,066
                                                          ---------- ----------
                                                              80,742     67,009
                                                          ---------- ----------
           GERMANY (5.26%)
       65  Buderus AG (5)..............................       30,277     29,167
      150  Bertlesmann AG D.R.C. (11)..................       17,626     17,849
      200  Hornbach Holding AG Pfd. (9)................       13,872     13,790
       25  Suedzucker AG Pfd. (8)......................       12,520     12,302
                                                          ---------- ----------
                                                              74,295     73,108
                                                          ---------- ----------
           FRANCE (9.03%)
       20  Societe Immobiliere Marseillaise (14).......       28,570     25,929
      100  Europe 1 Communication (11).................       21,470     21,923
       50  Compagnie Generale d'Industrie et de
            Participations ("C.G.I.P") (14)............       14,015     17,951
      125  Legrand ADP (5).............................       14,633     15,769
       50  Taittinger C.I. (8).........................       12,294     14,951
      250  Emin Leydier (2)............................       17,103     14,751
       65  Sagem ADP (7)...............................       17,813     14,261
                                                          ---------- ----------
                                                             125,898    125,535
                                                          ---------- ----------
           BELGIUM (1.41%)
      100  Deceuninck Plastics Industries SA (4).......       19,368     19,652
                                                          ---------- ----------
           AUSTRIA (1.58%)
      250  VAE AG (6)..................................       24,785     21,969
                                                          ---------- ----------
           SWITZERLAND (5.58%)
       35  Kuhne & Nagel International AG Bearer (6)...       19,714     22,575
       70  Sika Finanz AG Bearer (4)...................       17,603     22,216
       50  Societe Generale d'Affichage D.R.C. (11)....       19,463     18,297
       50  Edipresse SA Bearer (11)....................       11,082     14,501
                                                          ---------- ----------
                                                              67,862     77,589
                                                          ---------- ----------
           NETHERLANDS (2.73%)
      500  Apothekers Cooperatie OPG U.A. (10).........       15,825     14,927
      700  Holdingmaatschappij de Telegraaf NV (11)....       14,758     13,195
      728  European City Estates (13)..................        9,882      9,879
                                                          ---------- ----------
                                                              40,465     38,001
                                                          ---------- ----------
           SWEDEN (1.18%)
      700  Tidnings AB Marieberg (11)..................       19,160     16,410
                                                          ---------- ----------
           ITALY (1.47%)
    3,000  Industrias Macchine Automatiche SpA (5).....       11,060     12,634
    1,000  Arnoldo Mondadori Editore SpA (11)..........        5,969      7,857
                                                          ---------- ----------
                                                              17,029     20,491
                                                          ---------- ----------
           HONG KONG (3.50%)
  111,618  CDL Hotels International Limited (13).......       44,317     33,857
   20,000  Shaw Brothers (Hong Kong) Limited (11)......       19,516     14,844
                                                          ---------- ----------
                                                              63,833     48,701
                                                          ---------- ----------

                          SoGen Overseas Variable Fund

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997

  NUMBER                                                     COST      VALUE
 OF SHARES                                                 (NOTE 1)   (NOTE 1)
 ---------                                                 --------   --------

           COMMON AND PREFERRED STOCKS (continued)
           JAPAN (17.21%)
      700  Fuji Photo Film Co., Ltd. (8)...............   $   23,750 $   26,731
    5,000  The Nichido Fire & Marine Insurance Co.,
            Ltd. (12)..................................       26,418     26,071
    1,000  T. Hasegawa Co., Ltd. (8)...................       19,801     22,850
      200  Toho Co., Ltd. (11).........................       22,600     21,317
    6,000  The Dai-Tokyo Fire & Marine Insurance Co.,
            Ltd. (12)..................................       25,422     20,611
    1,000  Shimano Inc. (8)............................       16,647     18,403
    5,000  Aida Engineering, Ltd. (5)..................       27,858     16,524
    3,000  Yomeishu Seizo Co., Ltd. (8)................       15,077     15,527
    1,000  Shiseido Company, Ltd. (8)..................       11,476     13,649
    3,000  Nisshinbo Industries, Inc. (8)..............       18,093     12,652
    2,000  Sotoh Co., Ltd. (8).........................       16,967     11,732
    1,000  Makita Corp. (8)............................        7,923      9,585
    3,000  The Tokio Marine & Fire Insurance Co., Ltd.
            (12).......................................        8,471      8,948
    5,000  Iino Kaiun Kaisha, Ltd. (a)(6)..............       12,351      7,399
    1,000  Shoei Co., Ltd. (14)........................       10,258      7,277
                                                          ---------- ----------
                                                             263,112    239,276
                                                          ---------- ----------
           SINGAPORE (1.49%)
    7,000  Times Publishing Ltd. (11)..................       15,080     12,190
    7,000  Delgro Co., Ltd. (11).......................       11,774      8,571
                                                          ---------- ----------
                                                              26,854     20,761
                                                          ---------- ----------
           INDONESIA (0.78%)
   70,000  PT Rigs Tenders (17)........................        7,144     10,818
                                                          ---------- ----------
           AUSTRALIA AND NEW ZEALAND (5.01%)
    5,000  Independent Press Communications Limited 5%
            exchangeable preference shares due
            11/30/2003 (11)............................       27,684     23,220
   15,000  Carter Holt Harvey Limited (2)..............       31,413     23,162
   25,000  Shortland Properties Limited (13)...........       13,898     12,771
   20,000  Tasman Agriculture Limited (3)..............       10,358     10,565
                                                          ---------- ----------
                                                              83,353     69,718
                                                          ---------- ----------
           CANADA (2.53%)
      500  Canadian Pacific Limited (15)...............       13,155     13,625
      700  Noranda, Inc. (15)..........................       16,989     12,050
      200  Canadian National Railway Company (6).......        7,563      9,450
                                                          ---------- ----------
                                                              37,707     35,125
                                                          ---------- ----------
           MEXICO (2.24%)
    7,000  Industrias Penoles S.A. de C.V. (1).........       31,026     31,171
                                                          ---------- ----------
           PANAMA (1.49%)
      500  Banco Latinoamericano de Exportaciones S.A.
            (12).......................................       23,893     20,688
                                                          ---------- ----------
           TOTAL COMMON AND PREFERRED STOCKS...........    1,006,526    936,022
                                                          ---------- ----------

                          SoGen Overseas Variable Fund

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1997

 PRINCIPAL                                                COST       VALUE
   AMOUNT                                               (NOTE 1)    (NOTE 1)
 ----------                                             --------    --------

            BONDS, NOTES AND CONVERTIBLE BONDS
            U.S. DOLLAR CONVERTIBLE BONDS (3.20%)
 $   15,000 International Container Terminal
             Services, Inc. 1 3/4% due 3/13/2004
             (6)....................................   $   13,298  $   11,138
     15,000 Scandinavian Broadcasting Systems SA 7
             1/4% due 8/01/2005 (11)................       15,500      15,075
     20,000 P.T Inti Indorayon Utma 7% due 5/02/2006
             (2)....................................       13,835      11,200
     10,000 Samsung Electronics Co. Ltd. 0% due
             12/31/2007 (a)(b)(10)..................        8,571       7,038
                                                       ----------  ----------
                                                           51,204      44,451
                                                       ----------  ----------
            NON U.S. DOLLAR CONVERTIBLE BONDS
              (4.49%)
 CAD 15,000 InterTAN, Inc. 9% due 8/30/2000 (9).....       10,931      11,336
 NZD 25,000 Trans Power Finance Limited 8% due
             3/15/2002 (16).........................       16,416      14,509
 AUD 50,000 Queensland Treasury Corporation 8% due
             9/14/2007 (18).........................       38,289      36,539
                                                       ----------  ----------
                                                           65,636      62,384
                                                       ----------  ----------
            TOTAL BONDS, NOTES AND CONVERTIBLE
             BONDS..................................      116,840     106,835
                                                       ----------  ----------
            TOTAL INVESTMENTS (75.00%) .............   $1,123,366*  1,042,857**
                                                       ==========
            Other assets in excess of liabilities
             (25.00%)...............................                  347,680
                                                                   ----------
            Net assets (100.00%)....................               $1,390,537
                                                                   ==========

--------
(a) Non-income producing security.
(b) Can be sold only to qualified institutional buyers.
 * At December 31, 1997 cost is identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at December 31, 1997 were $42,380 and $122,889, respectively. (Net depreciation was $80,509.)

FOREIGN CURRENCIES       INDUSTRY CLASSIFICATIONS
------------------       ------------------------
CAD--Canadian Dollar     (1) Metals and Minerals       (10) Health Care
NZD--New Zealand Dollar  (2) Paper and Forest Products (11) Media
AUD--Australian Dollar   (3) Agriculture               (12) Financial Services
                         (4) Building Materials        (13) Real Estate
                         (5) Capital Goods             (14) Holding Companies
                         (6) Transportation            (15) Conglomerates
                         (7) Electronics               (16) Utilities
                         (8) Consumer Products         (17) Energy
                         (9) Distribution              (18) Government Issues

--------
See Notes to Financial Statements.

                          SoGen Overseas Variable Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

ASSETS:
 Investments, at value (Note 1):
 Common and preferred stock (identified cost, $1,006,526).......... $  936,022
 Convertible bonds (identified cost, $116,840).....................    106,835
 Cash..............................................................    318,478
 Deferred organization costs (Note 1)..............................     71,747
 Receivable for forward currency contracts held, at value (Notes 1
  and 6)...........................................................     16,013
 Receivable for Fund shares sold...................................     15,258
 Receivable for investment securities sold.........................      9,031
 Accrued interest and dividends receivable.........................      4,973
 Prepaid expenses (Note 1).........................................      1,536
                                                                    ----------
    TOTAL ASSETS...................................................  1,479,893
                                                                    ----------
LIABILITIES:
 Organization and offering costs payable (Note 1)..................     77,212
 Payable for forward currency contracts held, at value (Notes 1 and
  6)...............................................................      2,500
 Payable for Fund shares redeemed..................................        942
 Distribution fees payable (Note 3)................................      1,914
 Directors' fees payable (Note 2)..................................      1,862
 Accrued expenses and other liabilities............................      4,926
                                                                    ----------
    TOTAL LIABILITIES..............................................     89,356
                                                                    ----------
NET ASSETS:
 Capital stock (par value, $0.001 per share).......................        142
 Capital surplus...................................................  1,440,168
 Net unrealized appreciation (depreciation) on:
 Investments.......................................................    (80,509)
 Forward currency contracts........................................     13,513
 Foreign currency related transactions.............................       (272)
 Undistributed net realized gains on investments...................      8,015
 Undistributed net investment income...............................      9,480
                                                                    ----------
    NET ASSETS (Note 1)............................................ $1,390,537
                                                                    ==========
NET ASSET VALUE PER SHARE (NAV) (based on 142,378 shares
 outstanding; 1,000,000,000 shares authorized) (Note 5)............ $     9.77
                                                                    ==========
MAXIMUM OFFERING PRICE PER SHARE................................... $     9.77
                                                                    ==========

--------
See Notes to Financial Statements.

                          SoGen Overseas Variable Fund

                            STATEMENT OF OPERATIONS
  FOR THE PERIOD FEBRUARY 3, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,
                                      1997

INVESTMENT INCOME:
 Income:
 Interest (net of $22 foreign taxes withheld)........................  $  2,025
 Dividends (net of $1,335 foreign taxes withheld)....................    12,350
                                                                       --------
  Total income from operations.......................................    14,375
                                                                       --------
 Expenses:
 Investment advisory fees (Note 2)...................................     5,742
 Directors' fees (Note 2)............................................    46,000
 Printing............................................................    17,027
 Amortization of deferred organization costs (Note 1)................    16,106
 Audit fees..........................................................    10,000
 Custodian fees......................................................     9,481
 Legal fees..........................................................     6,189
 Distribution fees (Note 3)..........................................     1,914
 Insurance...........................................................       897
 Miscellaneous.......................................................    10,553
                                                                       --------
  Total expenses from operations before waivers, reimbursements and
   earnings credits..................................................   123,909
                                                                       --------
 Advisory fees waived (Note 2).......................................    (5,742)
 Expense reimbursement (Note 2)......................................   (95,654)
 Expense reduction due to earnings credits (Note 1)..................    (7,081)
                                                                       --------
  Net expenses from operations.......................................    15,432
                                                                       --------
 Net investment loss (Note 1)........................................    (1,057)
                                                                       --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN
 CURRENCY RELATED TRANSACTIONS
 (NOTES 1 AND 6):
 Net realized gains from:
 Investment transactions.............................................     8,015
 Foreign currency related transactions...............................    10,537
                                                                       --------
                                                                         18,552
                                                                       --------
 Change in unrealized appreciation (depreciation) of:
 Investments.........................................................   (80,509)
 Foreign currency related transactions...............................    13,241
                                                                       --------
                                                                        (67,268)
                                                                       --------
 Net loss on investments and foreign currency related transactions...   (48,716)
                                                                       --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $(49,773)
                                                                       ========

--------
See Notes to Financial Statements.

                          SoGen Overseas Variable Fund

                       STATEMENT OF CHANGES IN NET ASSETS
          FOR THE PERIOD FEBRUARY 3, 1997 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1997

OPERATIONS:
 Net investment loss...............................................  $   (1,057)
 Net realized gain from investments and foreign currency related
  transactions.....................................................      18,552
 Unrealized depreciation of investments and foreign currency
  related transactions.............................................     (67,268)
                                                                     ----------
 Net decrease in assets resulting from operations..................     (49,773)
                                                                     ----------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from shares sold.....................................   1,587,377
 Cost of shares redeemed...........................................    (247,067)
                                                                     ----------
 Increase in net assets from Fund share transactions...............   1,340,310
                                                                     ----------
  Net increase in net assets.......................................   1,290,537
NET ASSETS (NOTE 1):
 Beginning of period...............................................     100,000
                                                                     ----------
 End of period (including undistributed net investment income of
  $9,480)..........................................................  $1,390,537
                                                                     ==========

--------
See Notes to Financial Statements.

                          SoGen Overseas Variable Fund

                         NOTES TO FINANCIAL STATEMENTS
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen Variable Funds, Inc. (the "Company") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under Maryland law on September 1, 1995 and currently consists of one portfolio, SoGen Overseas Variable Fund (the "Fund"), which commenced operations on February 3, 1997. The following is a summary of significant accounting policies adhered to by the Fund.

  A) SECURITY VALUATION--Portfolio securities held in the Fund are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

  B) DEFERRED ORGANIZATION COSTS AND PREPAID EXPENSES--Costs incurred in connection with the organization of the Fund have been paid initially by Societe Generale Asset Management Corp. ("SGAM Corp."), investment adviser to the Fund. These costs are amortized on a straight-line basis over a sixty-month period from the date the Fund commenced investment operations. Other expenses associated with the formation of the Fund have been paid initially by SGAM Corp. Such prepaid expenses are amortized over the period of benefit, not to exceed twelve months from the date the Fund commences operations.

  C) SECURITY TRANSACTIONS AND INCOME--Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  D) EXPENSES--Earnings credits reduce custodian fees by the amount of interest earned on uninvested cash balances with such service provider.

  E) FOREIGN CURRENCY TRANSLATION--The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the year. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  F) FORWARD CURRENCY CONTRACTS--In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge its foreign currency denominated investments. These contracts are carried at current market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

                          SoGen Overseas Variable Fund

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

  G) U.S. INCOME TAXES--No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

  H) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statement of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase undistributed net investment income and decrease undistributed net realized gains on investments in the amount of $10,537.

  I) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

  Under the terms of an investment advisory agreement dated August 16, 1996, the Fund pays SGAM Corp. a monthly advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund. In return, SGAM Corp. provides the Fund with advisory services and pays certain Fund expenses, including salaries and office costs. For the period from February 3, 1997 to December 31, 1997, the Fund's investment advisory fee of $5,742 was waived in its entirety by SGAM Corp. In addition, SGAM Corp. voluntarily reimbursed the Fund for expenses in the amount of $95,654.

  For the period from February 3, 1997 to December 31, 1997, Societe Generale or its affiliates received $329 in broker's commissions for portfolio transactions executed on behalf of the Fund.

  Each director who is not an officer of the Company or an employee of SGAM Corp., Societe Generale Securities Corp. ("SGSC") or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. For the period from February 3, 1997 to December 31, 1997 such fees amounted to $46,000.

NOTE 3--DISTRIBUTION PLAN AND AGREEMENT

  The Company has entered into a Distribution Plan and Agreement (the "Plan") with SGSC, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby the Fund may pay quarterly, a distribution related fee to SGSC at an annual rate of up to 0.25% of the Fund's average daily net assets. The Plan provides that SGSC will use amounts payable by the Fund under the Plan, in their entirety for payments to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the period from February 3, 1997 to December 31, 1997, the distribution fees paid or payable to SGSC by the Fund were $1,914.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the period from February 3, 1997 to December 31, 1997, the aggregate cost of purchases of investments and proceeds from sales of investments, excluding short-term securities, totaled $1,173,462 and $58,078, respectively.

                          SoGen Overseas Variable Fund

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock for the period from February 3, 1997 to December 31, 1997 were as follows:

   Shares sold.................................. 156,221
   Shares redeemed.............................. (23,843)
                                                 -------
   Net increase................................. 132,378
                                                 =======

NOTE 6--COMMITMENTS

  As of December 31, 1997, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $13,513.

TRANSACTION HEDGES:

Foreign Currency Sales

SETTLEMENT                                                                  UNREALIZED        UNREALIZED
  DATES           FOREIGN CURRENCY        U.S. $ TO BE  U.S. $ VALUE AT   APPRECIATION AT   DEPRECIATION AT
 THROUGH           TO BE DELIVERED          RECEIVED   DECEMBER 31, 1997 DECEMBER 31, 1997 DECEMBER 31, 1997
----------        ----------------        ------------ ----------------- ----------------- -----------------
 1/05/98    16,051,244 Italian Lira         $  9,192       $  9,074           $   118               --
                                            --------       --------           -------           -------

PORTFOLIO HEDGES:

SETTLEMENT                                                                  UNREALIZED        UNREALIZED
  DATES           FOREIGN CURRENCY        U.S. $ TO BE  U.S. $ VALUE AT   APPRECIATION AT   DEPRECIATION AT
 THROUGH           TO BE DELIVERED          RECEIVED   DECEMBER 31, 1997 DECEMBER 31, 1997 DECEMBER 31, 1997
----------        ----------------        ------------ ----------------- ----------------- -----------------
 6/11/98        49,000 Australian Dollar      33,694         31,816             1,878               --
 6/10/98        71,000 Swiss Franc            49,423         49,347                76               --
 6/17/98        78,000 Deutsche Mark          45,049         43,624             1,425               --
 6/03/98       462,000 French Franc           74,893         77,393               --            $(2,500)
 6/24/98    17,561,000 Japanese Yen          158,462        149,268             9,194               --
 4/03/98        74,500 New Zealand Dollar     46,860         43,538             3,322               --
                                            --------       --------           -------           -------
                                             408,381        394,986            15,895            (2,500)
                                            --------       --------           -------           -------
                                            $417,573       $404,060           $16,013           $(2,500)
                                            ========       ========           =======           =======

                          SoGen Overseas Variable Fund

                              FINANCIAL HIGHLIGHTS
  FOR THE PERIOD FEBRUARY 3, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,
                                      1997

SELECTED PER SHARE DATA
Net asset value, February 3, 1997..................................  $ 10.00
                                                                     -------
Income from investment operations:
 Net investment income.............................................    (0.01)
 Net realized and unrealized losses on investments.................    (0.22)
                                                                     -------
  Total loss from investment operations............................    (0.23)
                                                                     -------
Net asset value, December 31, 1997.................................  $  9.77
                                                                     =======
TOTAL RETURN++.....................................................    (2.30)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)..................................   $1,391
Ratio of operating expenses to average net assets..................     2.00%*+
Ratio of net investment income to average net assets...............    (0.14)%*+
Portfolio turnover rate............................................     8.88%
Average commission rate paid@......................................  $0.0098

--------
++ Total return for the period ended December 31, 1997 is not annualized.
 * Annualized.
 + The annualized ratios of operating expenses to average net assets and net investment income to average net assets for the period ended December 31, 1997 would have been 16.07% and (14.20%), respectively, without the effect of the earnings credits, and the investment advisory fee waiver and expense reimbursement provided by SGAM Corp.
 @ Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher.
--------
See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
SoGen Variable Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SoGen Overseas Variable Fund, a portfolio of SoGen Variable Funds, Inc., as of December 31, 1997, and the related statement of operations, statement of changes in net assets and financial highlights for the period February 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SoGen Overseas Variable Fund, a portfolio of SoGen Variable Funds, Inc., as of December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period February 3, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.

                                                     /s/ KPMG Peat Marwick LLP

New York, New York
February 13, 1998

                         SoGen Overseas Variable Fund
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS              Dominique Raillard
Philippe Collas        Nathan Snyder
Jean-Marie Eveillard
Fred J. Meyer

OFFICERS
Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Ignatius Chithelen...............................................Vice President
Sean J. McKeown..................................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Carol Moreno................................................Assistant Secretary
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                        UNDERWRITER


Societe Generale Asset Management Corp.   Societe Generale Securities
1221 Avenue of the Americas               Corporation
New York, NY 10020                        1221 Avenue of the Americas
                                          New York, NY 10020

LEGAL COUNSEL
                                          INDEPENDENT AUDITORS


Dechert Price & Rhoads
30 Rockefeller Plaza                      KPMG Peat Marwick LLP
New York, NY 10112                        345 Park Avenue
                                          New York, NY 10154

DOMESTIC CUSTODIAN                        GLOBAL CUSTODIAN


Investors Fiduciary Trust Company         The Chase Manhattan Bank, N.A.
801 Pennsylvania                          4 Chase MetroTech Center
Kansas City, MO 64105                     Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT

Investors Fiduciary Trust Company
801 Pennsylvania
Kansas City, MO 64105

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Variable Funds, Inc.